COMMITMENTS (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 4,500
Lease Expiration Date	Jun. 30, 2017
Commitments [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net		$ 4,500
Long-term Purchase Commitment, Period		36 months
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period		$ 225,000
Severance Costs		$ 112,500